Auditors’ remuneration	12 Months Ended
Jan. 31, 2019
Analysis of income and expense [abstract]
Auditors’ remuneration
Auditors’ remuneration
Services provided by the Group’s auditors
During the year, the Group obtained the following services from the Group’s auditors at the cost detailed below:

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
	£000	£000	£000
Fees payable to the auditors and its associates for the audit of the Company and Consolidated Financial Statements	160	132	110
Fees payable to the auditors and its associates for other services:
- Audit of the Company’s subsidiaries(1)	119	209	120
- Audit-related assurance services	—	—	3
- Other assurance services(2)	115	118	163
- Tax compliance and advisory services	25	23	62
Total fees payable	419	482	458

(1)
For the year ended January 31, 2018, fees payable for the Consolidated Financial Statements and fees payable for the Company's subsidiaries include audit services relating to the initial audit and business combination accounting for Discuva Limited. These were non-recurring fees.

(2)
For the year ended January 31, 2019, other assurance services includes reporting in connection with the Company’s registration statement on Form F-3 that was filed with the SEC on May 15, 2018. For the year ended January 31, 2018, other assurance services includes reporting in connection with the Company's underwritten public offering completed on September 18, 2017. These amounts were recognized directly in share premium. For the year ended January 31, 2017, other assurance services includes reporting in connection with the Company’s registration statement on Form F-3 that was originally filed with the SEC on May 12, 2016.